SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ARE PROVIDED USING THE STRAIGHT-LINE METHOD OVER THEIR ESTIMATED USEFUL LIVES
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Six months ended September 30,
	2024	2025
	RMB	RMB

Numerator:
Net (loss)/profit	(127,317)	9,354
Net (loss)/profit attributable to non-controlling interest	-	-
Net (loss)/profit attributable to UTime Limited, basic and diluted	(127,317)	9,354
Denominator:
Weighted shares outstanding, basic and diluted	4,867	82,650
Net (loss)/profit attributable to UTime Limited per ordinary share:
Continuing operations	(26.16)	0.11